Balance Sheet Components - Summary of Other Noncurrent Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Asset retirement obligations, noncurrent	$ 1,165	$ 1,078
Liabilities for early exercise of common stock options by related party		43,821
Total other liabilities, noncurrent	$ 1,165	$ 44,899